ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.           ORGANIZATION AND BASIS OF PRESENTATION

Top Margin Limited was incorporated under the laws of the Cayman Islands on January 11, 2007. In June 2017, Top Margin Limited changed the corporate name into RYB Education, Inc. (the "Company"). The Company, its subsidiaries, its consolidated variable interest entities ("VIEs") and VIEs' subsidiaries and kindergartens  (collectively the "Group") are primarily engaged in providing kindergarten educational services, play-and-learn centers services, student care services and sale of educational merchandise in the People's Republic of China ("PRC") and in Singapore.

As of December 31, 2019, details of the Company’s subsidiaries, its VIEs and VIEs’ major subsidiaries and kindergartens were as follows:

	Date of		Percentage of
	establishment	Place of	legal ownership
Name	or acquisition	establishment	by the Company	Principal activities
Subsidiaries:
Beijing RYB Technology Development Co., Ltd. ("RYB Technology")	December 24, 2007	PRC	100%	Investment holding and provision of educational services
QIYUAN Education Technology (Tianjin) Co., Ltd ("TJ Qiyuan")	May 18, 2018	PRC	100%	Investment holding and provision of educational services
Beijing Beilin International Education Co., Ltd. ("BJ Beilin")	September 28, 2018	PRC	90%	Investment holding and provision of educational services
Precious Companion Group Limited	August 4, 2018	Hong Kong	100%	Investment holding and provision of educational services
Digital Knowledge World Co., Ltd.	September 1, 2018	Cayman Islands	90%	Investment holding and provision of educational services
Digital Education Co., Ltd.	September 1, 2018	Hong Kong	90%	Investment holding and provision of educational services
Beilin International Education Limited	September 1, 2018	Hong Kong	90%	Investment holding and provision of educational services
Global Eduhub Pte Ltd.	April 1, 2019	Singapore	77%	Investment holding and provision of educational services
Global Edu (SG) Holding Pte Ltd.	April 1, 2019	Singapore	77%	Investment holding and provision of educational services
Global Eduhub Holding Limited	April 1, 2019	Hong Kong	77%	Investment holding and provision of educational services

Variable interest entities:
Beijing RYB Children Education Technology Development Co., Ltd. ("Beijing RYB")	July 3, 2001	PRC	Consolidated VIE	Investment holding and provision of educational services
Beiyao Technology Development Co., Ltd. ("Beiyao")	June 15, 2018	PRC	Consolidated VIE	Investment holding and provision of educational services
Beijing Haidian Distric Bozhi Training School ("Bozhi")	September 28, 2018	PRC	Consolidated VIE	Training services

VIEs’ major subsidiaries and kindergartens (1):

Shenzhen RYB Children Education Technology Development Co., Ltd.	June 20, 2007	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
Hunan RYB Education Development Co., Ltd.	September 22, 2011	PRC	Consolidated VIE	Provision of educational services
Beijing Youer Lezhi Technology Development Co., Ltd.	April 2, 2014	PRC	Consolidated VIE	Play-and-learn centers services
Beijing Qingtian Youpin E-Commerce Co., Ltd.	June 8, 2015	PRC	Consolidated VIE	Sale of educational merchandise
Guangzhou RYB Education Development Co., Ltd.	September 30, 2016	PRC	Consolidated VIE	Provision of educational services
Beijing RYB Jincheng Technology Development Co., Ltd	August 29, 2017	PRC	Consolidated VIE	Play-and-learn centers services
Shanghai Geleli Technology Development Co.,	June 4, 2019	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
Beijing Youyanhui Education Technology Development Co., Ltd	June 8, 2018	PRC	Consolidated VIE	Provision of educational services
NASCANS Pte. Ltd.	April 1, 2019	Singapore	77%	Provision of educational services
Beijing Haidian District RYB Multi-Dimension Intelligence Experimental Kindergarten (2)	January 10, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Fengtai District RYB Multi-Dimension Intelligence Experimental Kindergarten (2)	April 14, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Development RYB Bilingual Kindergarten (2)	February 21, 2006	PRC	Consolidated VIE	Kindergarten services
Beijing Daxing District RYB Kindergarten (2)	July 17, 2008	PRC	Consolidated VIE	Kindergarten services
Beijing Changping District Huilongguan RYB Kindergarten (2)	November 4, 2008	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Century Jiahua Kindergarten (2)	August 27, 2009	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Kindergarten (2)	August 27, 2009	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Zhongcanyuan Kindergarten (2)	September 14, 2010	PRC	Consolidated VIE	Kindergarten services
Mulberry Learning Centre International Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Mulberry Learning Centre @ Tanjong Pagar Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Beijing Chaoyang District RYB Xintiandi Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Hepingli Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Dalian Jinzhou New District RYB Hongxinghai Kindergarten (2)	November 20, 2011	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District RYB Kindergarten (2)	March 30, 2012	PRC	Consolidated VIE	Kindergarten services
Hefei Faneng Sunshine Beach Kindergarten (2)	January 18, 2013	PRC	Consolidated VIE	Kindergarten services
Guiyang Guanshanhu District RYB Jinyuan Kindergarten (2)	June 3, 2013	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Jingsong RYB Kindergarten (2)	July 5, 2013	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District Vanke City RYB Kindergarten (2)	January 8, 2014	PRC	Consolidated VIE	Kindergarten services
Changzhou Wujin District RYB New City Villa Kindergarten (2)	February 17, 2014	PRC	Consolidated VIE	Kindergarten services
Guangzhou Liwan District RYB Tangning Garden Kindergarten (2)	May 1, 2014	PRC	Consolidated VIE	Kindergarten services
Chongqing North Bank RYB Huarun Central Park Kindergarten	May 26, 2014	PRC	Consolidated VIE	Kindergarten services
Changzhou Tianning District Huarun International RYB Kindergarten	September 25, 2014	PRC	Consolidated VIE	Kindergarten services
Jinan Licheng District RYB Wanxiang New Sky Kindergarten (2)	October 30, 2014	PRC	Consolidated VIE	Kindergarten services
Xiamen Siming District RYB Yongniantianshu Kindergarten (2)	July 10, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Guofengmeitang Kindergarten (2)	September 14, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Zhuhuanian Kindergarten (2)	October 10, 2015	PRC	Consolidated VIE	Kindergarten services
Tangshan Lubei District RYB Wutong Road Kindergarten	April 20, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Fangshan District RYB ChangyangPeninsula Kindergarten (2)	May 3, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Daxing District RYB Hongmulin Kindergarten (2)	May 17, 2016	PRC	Consolidated VIE	Kindergarten services
Jinan Licheng District Wangsheren Street RYB Kindergarten (2)	October 30, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Shunyi District RYB City Garden Kindergarten (2)	November 1, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Mentougou District RYB Yongsheng Jiayuan Kindergarten (2)	November 16, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing XueErLe Education Technology Co., Ltd	December 13, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Haidian District RYB Yidongyuan Kindergarten (2)	December 15, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Xicheng District RYB Kindergarten (2)	January 16, 2017	PRC	Consolidated VIE	Kindergarten services
Xiamen Jimei District RYB Kindergarten (2)	April 19, 2017	PRC	Consolidated VIE	Kindergarten services
Shenzhen Longhua District Ranlo Man Haining Kindergarten (2)	September 20, 2017	PRC	Consolidated VIE	Kindergarten services
Beijing Mentougou District Longyue Changan RYB Kindergarten	October 23, 2017	PRC	Consolidated VIE	Kindergarten services
ZaoZhuang RYB Kindergarten (2)	May 1, 2018	PRC	Consolidated VIE	Kindergarten services
Chongqing Liangjiang District RYB Leyuan Kindergarten Co., Ltd.	June 1, 2018	PRC	Consolidated VIE	Kindergarten services
Tengzhou RYB Renhe Tiandi Kindergarten (2)	May 1, 2018	PRC	Consolidated VIE	Kindergarten services
Shanghai Peidi Culture Communication Co., Ltd	July 1, 2018	PRC	Consolidated VIE	Kindergarten services
Alphabet Playhouse Childcare and Learning Centre Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
Alphabet Playhouse @ East Coast Pte Ltd	April 1, 2019	Singapore	77%	Kindergarten services
(1)

The net revenues generated from these major subsidiaries and kindergartens accounted for approximately 70% of Group’s total net revenues for the year ended December 31, 2019. The English name is for identification purpose only.

(2)

These kindergartens are established and controlled by Beijing RYB, Beiyao or their subsidiaries. Under PRC laws and regulations, entities who establish kindergartens are commonly referred to as "sponsors" instead of "owners" or "shareholders". The economic substance of "sponsorship" in respect of kindergartens is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

The VIE arrangements

PRC laws and regulations restrict foreign ownership and investment in the education industry at the kindergarten level. As the Company is deemed a foreign legal person under PRC laws, accordingly the Company's subsidiary is not eligible to engage in the provision of kindergarten services. To comply with these foreign ownership restrictions, the Company operates substantially all of its education services through VIEs and the VIEs' subsidiaries and kindergartens in the PRC. The VIEs and their subsidiaries and kindergartens hold leases and other assets necessary to provide education services and generate revenues.

On July 3, 2008, RYB Technology, a wholly-owned subsidiary of the Group, entered into a series of contractual arrangements with Beijing RYB, and the shareholders of Beijing RYB, through which the Company obtained effective control over, and became the primary beneficiary of Beijing RYB.  The contractual arrangements were modified on September 19, 2011 and November 4, 2015 when there were changes in the shareholders in Beijing RYB.

On June 15, 2018, TJ Qiyuan, a wholly-owned subsidiary of the Group, entered into a series of contractual arrangements with Beiyao, and the shareholders of Beiyao, through which the Company obtained effective control over, and became the primary beneficiary of Beiyao.

In September 2018, the Group acquired BJ Beilin and Bozhi through the acquisition of Digital Knowledge World Co., Ltd. On September 28, 2018, BJ Beilin, a wholly-owned subsidiary of the Group, entered into a series of contractual arrangements with Bozhi, and the shareholders of Bozhi, through which the Company obtained effective control over, and became the primary beneficiary of Bozhi. The terms of these contractual agreements of Beiyao and Bozhi are substantially similar to the agreements of Beijing RYB, except that the agreements of Bozhi will remain effective for twenty years, when contract duration is applicable.

•	Agreements that transfer economic benefits to the Group:

Exclusive Consultation and Service Agreement

Pursuant to the exclusive consultation and service agreement, Beijing RYB engages RYB Technology as its exclusive operational consultant, and RYB Technology agrees to provide necessary education related consulting services to assist Beijing RYB's operational activities and business development. Without the prior written consent of RYB Technology, Beijing RYB shall not accept any services subject to this agreement from any third parties. The fees for such consultation and service are determined at RYB Technology's discretion. Unless RYB Technology terminates this agreement in advance, this agreement will remain effective for ten years. Upon request by RYB Technology, contractual parties to this agreement shall extend the term of this agreement prior to its expiration. Other contractual parties to this agreement cannot terminate this agreement unilaterally. Certain kindergartens that elected not-for-profit status pursuant to the Law on the Promotion of Private Education as disclosed in Note 22 are not within the scope of this agreement. Those kindergartens engage Beijing RYB and its subsidiaries as their exclusive operational consultants through a separate set of exclusive consultation and service arrangements. The terms are substantially similar to the aforementioned agreement between Beijing RYB and RYB Technology.

For the years ended December 31, 2017, 2018 and 2019, $6,075,  $1,461 and $9,877 service fees, respectively, were charged by RYB Technology, TJ Qiyuan and BJ Beilin.

•	Agreements that provide the Company effective control over VIEs:

Business Operation Agreement

Pursuant to the business operation agreement, Beijing RYB and its shareholders agreed to, (i) without prior written consent of RYB Technology, Beijing RYB will not conduct any transactions that may have substantial effects on its assets, businesses, personnel, obligations, rights, or business operations. (ii) Beijing RYB will accept and follow RYB Technology's instructions in relation to Beijing RYB's daily operational and financial management, election of directors, general manager, financial controller, kindergarten principals, and other senior management executives designated by RYB Technology. (iii) the shareholders will transfer any dividends, income, or interests received as the shareholders of Beijing RYB immediately and unconditionally to RYB Technology. Unless RYB Technology terminates this agreement in advance, this agreement will remain effective for ten years. Upon request by RYB Technology, contractual parties to this agreement shall extend the term of this agreement prior to its expiration. Other contractual parties to this agreement cannot terminate this agreement unilaterally.

Power of Attorney

Pursuant to the power of attorney, each of Beijing RYB's shareholders irrevocably authorized RYB Technology, or any person(s) designated by RYB Technology, as the attorney-in-fact to act on his or her behalf on all matters pertaining to Beijing RYB and to exercise all of his or her rights as a shareholder of Beijing RYB, including but not limited to convene shareholders' meeting, vote and sign any resolution as a shareholder, appoint directors, supervisors and officers, amend article of association, as well as the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. In addition, each such shareholders also undertakes that he or she will not engage in any activities in violation of this power of attorney or cause conflict of interest between RYB Technology and Beijing RYB or its subsidiaries and kindergartens. The power of attorney will remain in force and irrevocable as long as the applicable shareholder remains a shareholder of Beijing RYB, unless RYB Technology instructs to the contrary in writing.

Equity Pledge Agreement

Pursuant to the equity pledge agreement, Beijing RYB's shareholders pledged their respective equity interests in Beijing RYB to RYB Technology to guarantee Beijing RYB's performance, and shareholders' obligations under the contractual arrangements between the Beijing RYB, its shareholders and RYB Technology. If Beijing RYB or its shareholders breach their contractual obligations under these agreements, RYB Technology, as a pledgee, will have the right to dispose of the pledged equity interests in Beijing RYB and priority in receiving the proceeds from such disposal. Beijing RYB's shareholders also agree that, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests.

Equity Disposal Agreement

Pursuant to the equity disposal agreement, Beijing RYB's shareholders irrevocably granted RYB Technology or any third parties designated by RYB Technology an exclusive option to purchase all or part of those shareholders' equity interests in Beijing RYB at any time that RYB Technology deems fit. The purchase price would be the minimum amount of consideration permitted under applicable PRC law at the time when the option is exercised. Those shareholders further undertake that they will not create any pledge or encumbrance on their equity interests in Beijing RYB, and transfer, gift or otherwise dispose of their equity interests in Beijing RYB to any person(s) other than RYB Technology or its designated third parties. This agreement will remain effective for ten years. Upon request by RYB Technology, contractual parties to this agreement shall extend the term of this agreement prior to its expiration.

As a result of these contractual arrangements, RYB Technology (1) has the power to direct the activities that most significantly affected the economic performance of Beijing RYB, and (2) received the economic benefits of Beijing RYB. In making the conclusion that the RYB Technology, a wholly owned subsidiary of the Company, is the primary beneficiary of Beijing RYB, the Company believes the Company's rights under the terms of the equity disposal agreement has provided it with a substantive kick out right. More specifically, the Company believes the terms of the equity disposal agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option has not represented a financial barrier or disincentive for the Company to currently exercise its rights under the equity disposal agreement. In addition, the articles of association of Beijing RYB provided that the shareholders of Beijing RYB have the power to, in a shareholders' meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan.

Consequently, the Company's rights under the business operation agreement and powers of attorney have reinforced the Company's abilities to direct the activities most significantly impacting Beijing RYB's economic performance. The Company also believes that this ability to exercise control ensured that Beijing RYB would continue to execute and renew service agreements and pay service fees to the Company. By charging service fees, and by ensuring that service agreements were executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from Beijing RYB.

In 2019, certain kindergartens of the Group, during the application or renewal process of registration, elected as not-for-profit kindergartens in the PRC and operated in compliance with PRC not-for-profit legal regimes. However, the Group believes these not-for-profit kindergartens do not meet the definition of a not-for-profit entity under accounting principles generally accepted in the United States of America ("U.S. GAAP"), and therefore treats these not-for-profit kindergartens as "for-profit" entities for accounting purposes. These not-for-profit kindergartens generally cannot declare dividends or distribute their net assets to their sponsors, the consolidated VIEs of the Group.

The Company generally does not have legal entitlement to distribute the net assets of these not-for-profit kindergartens. In the event of liquidation of these not-for-profit kindergartens, the net proceeds can only continue to be used for another not-for-profit kindergarten with similar purposes. In the unlikely case of liquidation of the not-for-profit kindergarten, the Company may be able to retain the residual value by naming another not-for-profit kindergarten of the Company in the PRC as the recipient, if one exists; however, the Company generally cannot name a for-profit entity as the recipient. Moreover, because the kindergarten generally would be required to provide for the continued education of its students, liquidation would not be a likely course of action and would be unlikely to result in significant residual assets available for distribution.

The Company maintains control of these not-for-profit kindergartens through its rights to designate a majority of the governing bodies' board members, through which it has the legal ability to direct the activities most significantly impacting these not-for-profit kindergartens' economic performance. The Company maintains a variable interest in these not-for-profit kindergartens through exclusive consultation and service arrangements in which fees for such consultation and service are determined at the Group's discretion. The Company has the ability to provide additional contractual arrangements for educational and other services. The Group also has the ability to transfer its sponsor rights in these not-for-profit kindergartens to other parties, which could yield a return if and when these rights are transferred.

Under ASC 810-10, "Consolidation," the Group believes it is the primary beneficiary of these not-for-profit kindergartens because it has, as further described herein: (1) the power to direct the activities of these not-for-profit kindergartens that most significantly affect their educational and economic performance and (2) the right to receive economic benefits from contractual and other arrangements with these not-for-profit kindergartens that could potentially be significant to these not-for-profit kindergartens. The Company accounts for the acquisition of the right to control these not-for-profit kindergartens in accordance with ASC 805, "Business Combinations."

•	Risks in relation to VIE structure

The Company believes that the contractual arrangements with VIEs and their shareholders are in compliance with existing PRC laws and regulations and are legally enforceable.  However, the contractual arrangements are subject to risks and uncertainties, including:

•

VIEs and their shareholders may have or develop interests that conflict with the Group's interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

•

VIEs and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on VIEs or the Group, mandate a change in ownership structure or operations for VIEs or the Group, restrict VIEs or the Group's use of financing sources or otherwise restrict VIEs or the Group's ability to conduct business.

•

The PRC government may declare the aforementioned contractual arrangements invalid.  They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group's business and operations in China.

The Group's ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions.  As a result, the Group may not be able to consolidate VIEs and their subsidiaries and kindergartens in the consolidated financial statements as the Group may lose the ability to exert effective control over VIEs and their shareholders, and the Group may lose the ability to receive economic benefits from VIEs.

The Group's business has been directly operated by the VIEs and their subsidiaries and kindergartens. For the years ended December 31, 2018 and 2019, the VIEs and their subsidiaries and kindergartens accounted for an aggregate of 65% and 68%, respectively, of the Group's consolidated total assets, and 94% and 90% respectively of the Group's consolidated total liabilities.

The following financial information of the Company's VIEs and VIEs' subsidiaries and kindergartens after the elimination of inter-company transactions and balances as of December 31, 2018 and 2019, and for the three years ended December 31, 2019 was included in the accompanying consolidated financial statements:

	As of December 31,
	2018	2019
Cash and cash equivalents	41,133	37,548
Prepaid expenses and other current assets	11,101	9,548
Total current assets	58,503	57,023
Total assets	157,834	230,975
Total current liabilities	101,966	111,551
Total liabilities	120,766	197,212

	For the years ended December 31,
	2017	2018	2019
Net revenues	140,012	155,946	162,644
Net income	17,925	14,610	13,743
Net cash provided by (used in) operating activities	25,453	(2,159)	14,691
Net cash used in investing activities	(7,573)	(18,866)	(16,360)
Net cash provided by (used in) financing activities	381	436	(1,457)
Effects of exchange rate changes	3,609	(2,701)	(495)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.